Series D Preferred Stock (Details) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Notes to Financial Statements
Date Articles of Incorporation Amended		Mar. 21, 2016
Series D Preferred Authorized	2,000,000	2,000,000
Series Conversion Rate	$ 100	$ 100
Shares Oustanding	0	0.	0